UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  Bay Adelaide Centre, Suite 5100
          333 Bay Street, Toronto, ON M5H 2R2 Canada

Form 13F File Number: 28-13431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Simmonds
Title: Chief Compliance Officer
Phone: 416-681-6077

Signature, Place, and Date of Signing:

    /s/ James Simmonds     Toronto, Ontario, Canada       November 8, 2011
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         NONE
Form 13F Information Table Entry Total:                     109
Form 13F Information Table Value Total:  377,540 (in thousands)
                                         ----------------------

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- ---------  --------  ------------------ ---------- -------- ----------------
                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ----------------- ---------  --------  --------- --- ---- ---------- -------- ---- ------ ----
ADVANCE AUTO PARTS INC         COM               00751Y106   1,160.1     19,220 SH       SOLE
ALTERA CORPORATION             COM               021441100   1,051.8     32,110 SH       SOLE
ALTRIA GROUP INC.              COM               02209S103   8,072.9    289,840 SH       SOLE
AMERICAN TOWER CORP-CL A       CL A              029912201   7,290.6    130,440 SH       SOLE
ANSYS INC.                     COM               03662Q105     829.4     16,280 SH       SOLE
APPLE INC.                     COM               037833100  22,352.1     56,423 SH       SOLE
ASPEN TECHNOLOGY INC           COM               045327103     650.1     40,980 SH       SOLE
AT&T INC.                      COM               00206R102   1,056.0     35,640 SH       SOLE
AUTOMATIC DATA PROCESSING      COM               053015103   1,852.6     37,820 SH       SOLE
BARRICK GOLD CORPORATION       COM               067901108   1,204.3     24,850 SH       SOLE
BHP BILLITON LTD-SPON ADR      SPONSORED ADR     088606108   1,173.4     17,000 SH       SOLE
BRIGHAM EXPLORATION CO.        COM               109178103   2,042.0     77,780 SH       SOLE
BRISTOL MYERS SQUIBB COMPANY   COM               110122108   5,928.4    181,849 SH       SOLE
BROOKFIELD INFRASTRUCTURE P LP LP INT UNIT       G16252101   6,719.2    265,720 SH       SOLE
BROOKFIELD RESIDENTIAL PROP.IN COM               11283W104   1,003.2    145,213 SH       SOLE
CABOT OIL & GAS CORP.          COM               127097103   1,135.2     17,650 SH       SOLE
CAREFUSION CORP                COM               14170T101   2,111.2     84,850 SH       SOLE
CHEVRON CORP.                  COM               166764100     872.8      9,080 SH       SOLE
CINEDIGM DIGITAL CINEMA - A    COM               172407108      26.4     21,351 SH       SOLE
CINEMARK HOLDINGS INC          COM               17243V102   8,482.2    432,450 SH       SOLE
CME GROUP INC.                 COM               12572Q105   1,420.7      5,550 SH       SOLE
COCA-COLA COMPANY              COM               191216100  15,489.1    220,680 SH       SOLE
COMCAST CORPORATION SPECIAL A  CL A SPL          20030N200     227.6     10,575 SH       SOLE
CONOCOPHILLIPS                 COM               20825C104     791.4     12,030 SH       SOLE
CVS/CAREMARK CORPORATION       COM               126650100   3,360.6     96,330 SH       SOLE
DIRECTV CL A                   COM CL A          25490A101   4,727.8    107,660 SH       SOLE
DUPONT (E.I.) DE NEMOURS       COM               263534109   3,083.2     74,250 SH       SOLE
ECOLAB INC.                    COM               278865100   3,456.4     68,050 SH       SOLE
EDWARDS LIFESCIENCES CORP.     COM               28176E108     813.1     10,980 SH       SOLE
EL PASO CORP.                  COM               28336L109   1,514.7     83,410 SH       SOLE
ELI LILLY & CO.                COM               532457108     863.0     22,470 SH       SOLE
EOG RESOURCES INC.             COM               26875P101   2,167.4     29,380 SH       SOLE
EXPEDIA INC.                   COM               30212P105   2,786.7    104,170 SH       SOLE
EXXON MOBIL CORPORATION        COM               30231G102   3,984.3     52,803 SH       SOLE
EZCORP INC. 'A'                CL A NON VTG      302301106   2,434.6     82,110 SH       SOLE
FAIRFAX FINANCIAL HOLDINGS LTD SUB VTG           303901102   2,597.7      6,500 SH       SOLE
FORTUNE BRANDS INC.            COM               349631101   4,236.8     75,410 SH       SOLE
FREEPORT McMORAN COPPER & GOLD COM               35671D857     934.8     29,550 SH       SOLE
FXCM INC. 'A'                  COM CL A          302693106     744.6     51,120 SH       SOLE
GENERAL DYNAMICS CORP.         COM               369550108     943.3     15,960 SH       SOLE
GENERAL GROWTH PROPERTIES      COM               370023103   1,196.0     95,141 SH       SOLE
GENERAL MILLS INC.             COM               370334104   1,084.3     27,130 SH       SOLE
GOLDCORP INC.                  COM               380956409   2,236.1     47,160 SH       SOLE
GOODRICH CORP.                 COM               382388106   2,990.2     23,850 SH       SOLE
GOOGLE INC. 'A'                CL A              38259P508   5,099.2      9,530 SH       SOLE
GRAINGER W W INC.              COM               384802104   2,838.4     18,270 SH       SOLE
H. J. HEINZ COMPANY            COM               423074103   4,206.0     80,200 SH       SOLE
HERSHEY COMPANY                COM               427866108   8,318.9    135,170 SH       SOLE
HOME DEPOT INC.                COM               437076102   3,693.8    108,170 SH       SOLE
HSBC HOLDINGS PLC-SPONS ADR    SPON ADR NEW      404280406     948.5     24,000 SH       SOLE
HSN INC                        COM               404303109   4,793.1    139,260 SH       SOLE
INTEL CORPORATION              COM               458140100   5,325.1    240,250 SH       SOLE
INTERXION HOLDING NV           SHS               N47279109   1,098.5     89,530 SH       SOLE
INT'L. BUSINESS MACHINES       COM               459200101   8,784.6     48,310 SH       SOLE
INTUIT INC.                    COM               461202103   6,084.3    123,450 SH       SOLE
IPATH DJ-UBS GRAINS SUBINDEX   ETN DJUBS GRNS37  06739H305     271.7      6,110 SH       SOLE
ISHARES COMEX GOLD TRUST       ISHARES           464285105   4,940.6    300,420 SH       SOLE
KAPSTONE PAPER & PACKAGING COR COM               48562P103     669.4     46,390 SH       SOLE
KRAFT FOODS INC - CLASS A      CL A              50075N104  18,041.0    517,140 SH       SOLE
LKQ CORP                       COM               501889208   3,872.6    154,290 SH       SOLE
LORILLARD INC.                 COM               544147101   8,152.8     70,890 SH       SOLE
MAGNA INTERNATIONAL INC-CL A   COM               559222401     789.5     23,050 SH       SOLE
MAGNUM HUNTER RESOURCES CORP   COM               55973B102     159.8     46,480 SH       SOLE
MASIMO CORPORATION             COM               574795100     966.7     43,020 SH       SOLE
MATTEL INC.                    COM               577081102   1,093.1     40,640 SH       SOLE
MCDONALDS CORP.                COM               580135101  29,493.8    323,270 SH       SOLE
MEAD JOHNSON NUTRITION CO.     COM               582839106  14,955.1    209,141 SH       SOLE
MELCO CROWN ENTERTAINMENT      ADR               585464100   1,735.2    200,990 SH       SOLE
MGM RESORTS INTERNATIONAL      COM               552953101   1,020.0    105,680 SH       SOLE
MI DEVELOPMENTS INC.           COM               55304X104  15,222.3    551,880 SH       SOLE
MICROS SYSTEMS INC             COM               594901100     990.4     21,700 SH       SOLE
MORGAN STANLEY CHINA A SHARE   COM               617468103     726.5     33,000 SH       SOLE
NATIONAL OILWELL VARCO INC.    COM               637071101     904.1     16,990 SH       SOLE
NEWELL RUBBERMAID INC          COM               651229106   3,335.4    270,470 SH       SOLE
NEWS CORP - B                  CL B              65248E203   1,769.1    109,160 SH       SOLE
OCCIDENTAL PETROLEUM CORP      COM               674599105   2,241.8     30,180 SH       SOLE
OMNIVISION TECHNOLOGIES INC.   COM               682128103   2,878.3    197,330 SH       SOLE
ORACLE CORPORATION             COM               68389X105   6,884.3    230,570 SH       SOLE
PAYCHEX INC.                   COM               704326107   2,268.4     82,800 SH       SOLE
PEPSICO INC.                   COM               713448108   1,430.2     22,240 SH       SOLE
PFIZER INC.                    COM               717081103   4,175.5    227,330 SH       SOLE
POLARIS INDUSTRIES, INC.       COM               731068102   3,696.3     71,200 SH       SOLE
PRICESMART INC                 COM               741511109   3,577.1     55,250 SH       SOLE
PROSHARES SHORT S&P500         PSHS SHRT S&P500  74347R503     258.6      5,400 SH       SOLE
QUALCOMM INC.                  COM               747525103   3,089.9     61,160 SH       SOLE
REGAL ENTERTAINMENT GROUP 'A'  CL A              758766109   6,795.1    557,130 SH       SOLE
REINSURANCE GROUP OF AMERICA A COM NEW           759351604     805.8     16,879 SH       SOLE
RESMED INC.                    COM               761152107   1,104.3     36,920 SH       SOLE
RESOLUTE ENERGY CORP.          COM               76116A108   1,544.4    130,860 SH       SOLE
RESPONSYS INC.                 COM               761248103     682.7     60,960 SH       SOLE
RIO TINTO PLC - SPON ADR       SPONSORED ADR     767204100   1,099.1     24,000 SH       SOLE
ROCKWELL COLLINS INC           COM               774341101   1,119.3     20,420 SH       SOLE
RYANAIR HLDGS PLC-SP ADR       SPONSORED ADR     783513104   4,174.0    156,030 SH       SOLE
SANDRIDGE ENERGY INC.          COM               80007P307     314.9     54,520 SH       SOLE
SCORPIO TANKERS INC.           COM               Y7542C106   1,099.7    200,480 SH       SOLE
SLM CORP.                      COM               78442P106   3,153.1    243,780 SH       SOLE
SONOCO PRODUCTS CO.            COM               835495102     842.9     28,740 SH       SOLE
STARBUCKS CORP.                COM               855244109   5,720.8    147,670 SH       SOLE
TERADATA CORP.                 COM               88076W103     832.0     14,960 SH       SOLE
TEXAS INSTRUMENTS INCORPORATED COM               882508104     925.8     33,440 SH       SOLE
TORO CO                        COM               891092108   3,053.3     59,650 SH       SOLE
ULTRA PETROLEUM CORP.          COM               903914109   1,128.3     39,180 SH       SOLE
UNITED TECHNOLOGIES CORP       COM               913017109     986.8     13,500 SH       SOLE
VENOCO INC.                    COM               92275P307     501.4     54,780 SH       SOLE
VODAFONE GROUP PLC SP ADR      SPONS ADR NEW     92857W209   5,296.2    198,670 SH       SOLE
WALT DISNEY CO.                COM DISNEY        254687106   3,250.2    103,730 SH       SOLE
WATERS CORP.                   COM               941848103   1,573.2     20,060 SH       SOLE
WEATHERFORD INTL LTD.          REG SHS           H27013103     535.7     42,230 SH       SOLE
WHITING PETROLEUM CORP.        COM               966387102   1,103.2     30,270 SH       SOLE
                               $ Value (in thousands)        377,540      # Securities          109